Loans and Related Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	$ 5,955	$ 10,882	$ 9,967
Interest Income Recognized, Total	19	393	524
Cash Basis Interest Income, Total	33	20	37
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	234	452	456
Impaired Loans with No Allowance: Interest Income Recognized		25	29
Average Recorded Investment, Total	234	452	456
Interest Income Recognized, Total		25	29
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,970	5,265	3,675
Impaired Loans with No Allowance: Interest Income Recognized		313	331
Average Recorded Investment, Total	2,970	5,265	3,675
Interest Income Recognized, Total		313	331
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	14	1,228	1,228
Impaired Loans with No Allowance: Interest Income Recognized		34	136
Average Recorded Investment, Total	14	1,228	1,228
Interest Income Recognized, Total		34	136
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	1,706	2,789	2,991
Impaired Loans with No Allowance: Interest Income Recognized	19	21	28
Impaired Loans with No Allowance: Cash Basis Interest Income	33	20	37
Impaired Loans with Allowance: Average Recorded Investment		356	356
Average Recorded Investment, Total	1,706	3,145	3,347
Interest Income Recognized, Total	19	21	28
Cash Basis Interest Income, Total	33	20	37
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	9
Average Recorded Investment, Total	9
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	368	416	738
Acquired with Credit Deterioration [Member] | Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	368	416	738
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	654	376	523
Average Recorded Investment, Total	$ 654	$ 376	$ 523